Pensions and Post-Employment Benefits - Schedule Actuarial Results Related to Pension and Other Post Retirement Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Recorded in operating costs and expenses
Service cost	$ 11	$ 12	$ 12
Past service cost	0	1	0
Settlements, curtailments and other changes	(11)	0	(2)
Total defined benefit expense	0	13	10
Recorded in other financial expenses
Net interest cost	44	29	31
Recorded in other comprehensive income
Actuarial losses (gains) for the period	45	(176)	(263)
Total (loss) / gain recognized during the period	89	(134)	(222)
Pension defined benefit plans [member]
Recorded in operating costs and expenses
Service cost	7	8	9
Past service cost	0	1	0
Settlements, curtailments and other changes	(10)	0	(1)
Total defined benefit expense	(3)	9	8
Recorded in other financial expenses
Net interest cost	36	23	26
Recorded in other comprehensive income
Actuarial losses (gains) for the period	46	(166)	(257)
Total (loss) / gain recognized during the period	79	(134)	(223)
Other Benefits Plans [Member]
Recorded in operating costs and expenses
Service cost	4	4	3
Past service cost	0	0	0
Settlements, curtailments and other changes	(1)	0	(1)
Total defined benefit expense	3	4	2
Recorded in other financial expenses
Net interest cost	8	6	5
Recorded in other comprehensive income
Actuarial losses (gains) for the period	(1)	(10)	(6)
Total (loss) / gain recognized during the period	$ 10	$ 0	$ 1